Private Placement (Details)	12 Months Ended
Dec. 31, 2024 USD ($) $ / shares shares
Class A Common Stock [Member] | Warrant [Member]
Private Placement [Line Items]
Private placement price per share | $ / shares	$ 11.5
Private Placement [Member]
Private Placement [Line Items]
Units Issued During Period Shares New Issues | shares	890,000
Issuance for purchase price | $	$ 8,900,000
Purchase price per share | $ / shares	$ 10
Private Placement [Member] | Sponsor [Member]
Private Placement [Line Items]
Units Issued During Period Shares New Issues | shares	86,081
Issuance for purchase price | $	$ 860,810
Purchase price per share | $ / shares	$ 10
Private Placement [Member] | Warrant [Member]
Private Placement [Line Items]
Warrant purchase share | shares	1
Private Placement [Member] | Class A Common Stock [Member]
Private Placement [Line Items]
Number of shares unit | $ / shares	$ 1
Warrant purchase share | shares	1